UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM 13F COVER PAGE

Report for the Quarter Ended: September 30, 2005
Institutional Investment Manager Filing this Report:
	Name:		GW Capital, Inc.
	Address:	10900 N.E. Eighth Street, Suite 235
			Bellevue, WA 98004
13F File Number:	801-35777

The institutional investment manager filing this report and the person by Who it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:
Name:	Guy Watanabe
Title:	President
Phone:	425-455-4551
Signature, Place and Date of Signing:
Guy Watanabe		Bellevue, Washington	October 19, 2005

Report Type:
[X]	13F Holdings Report
[ ]	13F Notice
[ ]	13F Combination Report

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

FORM 13F SUMMARY

Report Summary:

Number of Managers:	1

Form 13F Information Table Entry Total:	30
Form 13F Information Table Value Total:	170,980,000

FORM 13F INFORMATION TABLE
			TITLE/		VALUE	SHARES	  VOTING AUTHORITY
NAME OF ISSUER	CLASS	CUSIP		x1000	PRN AMT	SOLE	SHRD	NONE
--------------	-----	---------	-------	----	-----   ----	----
ALLSCRIPTS HC	COM	01988P108	4946	274455	172455	0	102000
AM STATES WTR	COM	029899101	5887	175950	115950	0	60000
AMEDISYS INC	COM	023436108	6341	162600	109700	0	52900
APRIA HEALTH	COM	037933108	5259	164807	114807	0	50000
BOWATER		COM	102183100	4699	166220	116220	0	50000
CROWN HOLDINGS	COM	228368106	6312	395985	275985	0	120000
EMERITUS CORP	COM	291005106	6091	355175	255175	0	100000
HANOVER COMPRES	COM	410768105	6321	456040	306040	0	150000
HEALTHCARE REIT	COM	42217K106	6017	162220	112220	0	50000
HEALTHCARE REAL	COM	421946104	6229	155175	105175	0	50000
HEARST-ARGYLE	COM	422317107	6044	235255	165255	0	70000
INPUT OUTPUT	COM	457652105	6697	839250	539250	0	300000
ISHARES S&P 600	COM	464287804	2426	 42000	     0  0	42000
KINDRED HEALTH	COM	494580103	5637	189175	134175	0	55000
LTC PROPERTIES	COM	502175102	5484	258665	183665	0	75000
MARCHEX INC	COM	56624R108	3322	200600	100600	0	100000
NORTHWESTERN	COM	668074305	6174	204510	129510	0	75000
OMEGA HC REIT	COM	681936100	6865	493185	343185	0	150000
ONEOK INCORP	COM	682680103	6333	186165	126165	0	60000
OWENS-ILLINOIS	COM	690768403	5317	257840	177840	0	80000
PEP BOYS	COM	713278109	5644	407805	292805	0	115000
QUANTA SERVICES	COM	76762E102	7064	553585	353585	0	200000
SIERRA PACIFIC	COM	826428104	6364	428525	278525	0	150000
SINCLAIR BROAD	COM	829226109	3786	426800	312100	0	114700
SOUTHWEST GAS	COM	844895102	5336	194825	134825	0	60000
STEWART ENTER	COM	860370105	6083	917475	622475	0	295000
SUN HEALTHCARE	COM	866933401	6026	818750	538750	0	280000
TIDEWATER INC	COM	886423102	6452	132570	92570	0	40000
VECTREN CORP	COM	92240G101	6001	211670	151670	0	60000
WESTAR ENERGY	COM	95709T100	5823	241330	171330	0	70000